Revenues (Tables)	9 Months Ended
Sep. 30, 2023
Revenues [Abstract]
Schedule of Summary of Revenues by Geographic Areas	Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers:
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
North America	$454	$621	$1,863	$3,275
Europe, the Middle East and Africa	371	655	2,274	2,648
Asia Pacific	20	72	452	374
	$845	$1,348	$4,589	$6,297

Schedule of Revenues from Contract Liability	Revenues from contract liability:
	September 30, 2023	December 31, 2022
Opening balance	$648	$673
Revenue recognized that was included in the contract liability balance at the beginning of the year	(494)	(593)
Additions	232	568
Remaining performance obligations	$386	$648

Schedule of Amount of Revenues Recognized	Customers representing 10% or more of net revenues and the amount of revenues recognized are as follows:
	Three months ended September 30, 2023		Nine months ended September 30, 2023
Customer A (*)	2%	$20	20%	$920
Customer B (*)	24%	$201	11%	$510
Customer C (*)	2%	$20	10%	$469
Customer D	10%	$80	4%	$171
	Three months ended September 30, 2022		Nine months ended September 30, 2022
Customer A (*)	41%	$535	33%	$2,180
Customer B	4%	$58	17%	$1,089
Customer C	11%	$146	13%	$785

(*)      Included in Europe, the Middle East and Africa.